Unaudited Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	$ 306,596	$ 284,546
Right-of-use assets	134,481	125,198
Goodwill	12,790	11,330
Other intangible assets	54,688	20,621
Contract assets	32,070	22,710
Other long-term assets	4,338	3,615
Deferred tax assets	338,330	298,360
Total non-current assets	883,293	766,380
Current assets
Inventories	155,490	127,889
Trade receivables	108,103	160,217
Contract assets	46,664	67,304
Other current assets	47,579	48,064
Receivables from related parties	173	118
Cash and cash equivalents	151,452	51,428
Total current assets	509,461	455,020
Total assets	1,392,754	1,221,400
Equity
Share capital	2,924	2,826
Share premium	2,102,896	2,007,058
Other reserves	15,627	17,272
Translation reserve	1,216	(2,218)
Accumulated deficit	(2,295,991)	(2,437,709)
Total equity	(173,328)	(412,771)
Non-current liabilities
Borrowings	1,072,138	1,035,882
Derivative financial liabilities	63,004	210,224
Lease liabilities	136,263	112,137
Contract liabilities	12,914	80,721
Deferred tax liability	2,014	1,811
Total non-current liabilities	1,286,333	1,440,775
Current liabilities
Trade and other payables	84,282	67,126
Lease liabilities	13,591	9,515
Current maturities of borrowings	46,026	32,702
Liabilities to related parties	1,641	8,465
Contract liabilities	60,333	15,980
Taxes payable	741	204
Other current liabilities	73,135	59,404
Total current liabilities	279,749	193,396
Total liabilities	1,566,082	1,634,171
Total equity and liabilities	$ 1,392,754	$ 1,221,400